Note 17 Goodwill, breakdown by CGU and changes of the year (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 795	€ 707
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(35)	88
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	760	795
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	623	559
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(27)	64
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	596	623
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	0	0
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	0	0
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	143	118
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(7)	25
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	136	143
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	24	25
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(1)	(1)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	23	24
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	5	5
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	€ 5	€ 5